WARRANTS (Details)									1 Months Ended	12 Months Ended
	Oct. 31, 2014 USD ($) shares	Oct. 31, 2014 CNY (¥) shares	Mar. 28, 2012 item $ / shares shares	Dec. 02, 2011 USD ($) $ / shares shares	Dec. 02, 2011 CNY (¥) shares	Sep. 02, 2011 USD ($) shares	Sep. 02, 2011 CNY (¥) shares	Sep. 02, 2010 $ / shares shares	Jan. 31, 2012 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 11, 2013 $ / shares
Class of Warrant or Right [Line Items]
Proceeds from exercise of warrants | ¥										¥ 50,705,282
Warrants C | Series B Preferred Shares
Class of Warrant or Right [Line Items]
Warrants exercised (in shares)				2,411,193	2,411,193
Number of securities purchased				2,411,193	2,411,193
Proceeds from exercise of warrants				$ 5,304,611	¥ 33,587,707				¥ 222,558
Warrants C | Series C Preferred Shares
Class of Warrant or Right [Line Items]
Warrants issued during period								4,632,468
Warrants exercised (in shares)						1,668,639	1,668,639
Number of securities purchased						1,668,639	1,668,639
Proceeds from exercise of warrants						$ 7,177,110	¥ 45,857,401
Number of securities called by expired warrants				1,372,920
Expired exercise price (dollar per share) | $ / shares				$ 4.67
Warrants C | Minimum
Class of Warrant or Right [Line Items]
Exercise Price (dollar per share) | $ / shares								$ 2.20
Term								12 months
Warrants C | Maximum
Class of Warrant or Right [Line Items]
Exercise Price (dollar per share) | $ / shares								$ 4.67
Term								15 months
Warrants C | Service Provider
Class of Warrant or Right [Line Items]
Warrants issued during period								820,284
Warrants D
Class of Warrant or Right [Line Items]
Number of batches | item			2
Warrants exercised (in shares)			3,000,000
Warrants D | Series D Preferred Shares
Class of Warrant or Right [Line Items]
Exercise Price (dollar per share) | $ / shares											$ 5.50
Warrants D1
Class of Warrant or Right [Line Items]
Warrants issued during period			1,500,000
Exercise Price (dollar per share) | $ / shares			$ 5.70
Term			2 years
Warrants D2
Class of Warrant or Right [Line Items]
Warrants issued during period			1,500,000
Exercise Price (dollar per share) | $ / shares			$ 6.00
Term			4 years
Proceeds from exercise of warrants	$ 8,249,993	¥ 50,705,282
Warrants D2 | Class B Common Shares
Class of Warrant or Right [Line Items]
Number of securities purchased	1,500,000	1,500,000